Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 79,160	$ 40,594
Restricted cash	5,976	763
Accounts receivable, net	4,047	8,151
Prepaid expenses and other current assets	11,169	6,136
Inventories	5,718	7,130
Assets held for sale	0	77,831
Total current assets	106,070	140,605
Vessels, net	1,201,885	1,286,378
Goodwill	1,579	1,579
Other long-term assets	13,204	11,720
Deferred dry dock and special survey costs, net	48,629	48,513
Due from related parties, long-term	13,789	14,658
Operating lease assets	128,511	65,544
Total non-current assets	1,407,597	1,428,392
Total assets	1,513,667	1,568,997
Current liabilities
Accounts payable	7,117	10,605
Accrued expenses	10,278	12,525
Due to related parties, short-term	31,653	30,082
Dividends payable	0	828
Deferred revenue	2,914	8,931
Current portion of long-term debt, net of deferred finance costs	639,341	704,772
Current portion of loan payable to affiliate company	6,924	0
Liabilities associated with assets held for sale	0	34,071
Operating lease liability, current	8,265	4,046
Total current liabilities	706,492	805,860
Long-term debt, net of current portion, premium and net of deferred finance costs	322,364	371,815
Loan payable to affiliate company, net of current portion	37,373	0
Operating lease liability, non-current	120,056	61,465
Total non-current liabilities	479,793	433,280
Total liabilities	1,186,285	1,239,140
Commitments and contingencies	0	0
Stockholders’ equity
No Preferred stock is issued and outstanding, $0.0001 par value; 10,000,000 shares authorized as of June 30, 2021 and December 31, 2020	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 17,379,388 and 16,559,481 issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	2	2
Additional paid-in capital	512,564	509,671
Accumulated deficit	(185,184)	(179,816)
Total stockholders’ equity	327,382	329,857
Total liabilities and stockholders’ equity	$ 1,513,667	$ 1,568,997